Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Before tax
Based on profit for the year	$ 4,941	$ 2,953	$ 2,097
Short-term interest rate and other market fluctuations	(120)	105	774
Gain attaching to corporate transactions	(1,515)	71	22
Based on adjusted operating profit	3,306	3,129	2,893
Tax
Based on profit for the year	(822)	(538)	(385)
Short-term interest rate and other market fluctuations	48	(9)	(59)
Gain (Loss) On Corporate Transactions Segmental, Tax	240	0	0
Based on adjusted operating profit	(534)	(547)	(444)
Non-controlling interests
Based on profit for the year	(141)	(130)	(11)
Short-term interest rate and other market fluctuations	(14)	10	0
Gain (loss) attaching to corporate transactions	0	(26)	0
Based on adjusted operating profit	(155)	(146)	(11)
Net of tax and non- controlling interests
Profit for the year	3,978	2,285	1,701
Short-term interest rate and other market fluctuations	(86)	106	715
Gain attaching to corporate transactions	(1,275)	45	22
Based on adjusted operating profit	$ 2,617	$ 2,436	$ 2,438
Basic earnings per share
Basic (in USD per share)	$ 1.542	$ 0.841	$ 0.621
Short-term interest rate and other market fluctuations (in USD per share)	(0.033)	0.039	(0.261)
Loss (gain) attaching to corporate transactions	(0.495)	0.017	0.008
Adjusted operating profit (in USD per share)	(1.014)	0.897	0.89
Diluted
Profit/loss (in USD per share)	1.535	0.84	0.619
Short-term interest rate and other market fluctuations (in USD per share)	(0.033)	0.039	(0.26)
Loss (gain) attaching to corporate transactions	(0.492)	0.017	0.008
Adjusted operating profit (in USD per share)	$ (1.01)	$ 0.896	$ 0.887